Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Resolution (Detail) - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 734,555.4	$ 621,295.5
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	654,478.0	546,955.8
Wafer [member] | 5-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	106,803.0
Wafer [member] | 7-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	212,348.6	195,936.6
Wafer [member] | 10-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	628.5	2,003.5
Wafer [member] | 16-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	90,649.7	100,128.3
Wafer [member] | 20-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,530.8	4,096.4
Wafer [member] | 28-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	74,183.0	76,479.1
Wafer [member] | 40/45-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,795.8	52,145.1
Wafer [member] | 65-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,958.4	31,561.0
Wafer [member] | 90-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,755.7	15,300.3
Wafer [member] | 0.11/0.13 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,005.1	14,597.9
Wafer [member] | 0.15/0.18 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,607.5	43,279.2
Wafer [member] | 0.25 micron and above [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 11,211.9	$ 11,428.4